RETIREMENT AND SEVERANCE BENEFITS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 15,903	¥ 11,856	¥ 8,027
Service cost		7,129	3,604	2,626
Interest cost		66	57	46
Actuarial (gain) loss		(1,665)	484
Benefits paid		(1,766)	(273)
Foreign currency exchange rate changes		283	(43)
Benefit obligation at end of year		15,903	11,856	8,027
Change in plan assets:
Fair value of plan assets at beginning of year	5,557
Employer contribution		5,557
Fair value of plan assets at end of year		5,557
Funded status at end of year		(10,346)	(11,856)
Accumulated benefit obligations		15,207	10,653
Amounts recognized in the consolidated balance sheets
Accrued retirement cost - current		4,082	1,441
Accrued retirement costs-noncurrent		6,264	10,415
Amount recognized		10,346	11,856
Components of net periodic retirement cost
Service cost		7,129	3,604	2,626
Interest cost		66	57	46
Net periodic retirement cost		7,195	3,661	2,672
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial gain (loss)		1,071	(287)	418
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial gain (loss)		808	(263)
Weighted-average assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)		0.26%	0.70%
Rate of compensation increase (as a percent)		4.86%	2.77%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)		0.70%	0.75%	0.75%
Rate of compensation increase (as a percent)		2.77%	1.50%	1.50%
Expected future benefit payments, which reflect expected future service
2014		4,082
2015		2,538
2016		2,282
2017		2,515
2018		1,873
2019 through 2013		3,186
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 7,200